Long-term debt	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Long-term debt

Note 24	Debt due within one year

FOR THE YEAR ENDED DECEMBER 31	NOTE	WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2022	2022	2021
Notes payable(1)	29	4.27%	869	735
Loans secured by receivables(2)	29	5.19%	1,588	900
Long-term debt due within one year(3)	25	4.79%	1,680	990
Total debt due within one year			4,137	2,625
(1)Includes commercial paper of $627 million in U.S. dollars ($849 million in Canadian dollars) and $561 million in U.S. dollars ($711 million in Canadian dollars) as at December 31, 2022 and December 31, 2021, respectively, which were issued under our U.S. commercial paper program and have been hedged for foreign currency fluctuations through forward currency contracts. See Note 29, Financial and capital management, for additional details.
(2)At December 31, 2022, loans secured by receivables totaled $1,173 million in U.S. dollars ($1,588 million in Canadian dollars) and have been hedged for foreign currency fluctuations through foreign currency forward contracts. At December 31, 2021, loans secured by receivables totaled $900 million in Canadian dollars. See Note 29, Financial and capital management, for additional details.
(3)Included in long-term debt due within one year is the current portion of lease liabilities of $930 million and $864 million as at December 31, 2022 and December 31, 2021, respectively.

Securitized receivables
In 2022, we entered into a new securitization program which replaced our previous securitized trade receivables program and now includes wireless device financing plan receivables. As a result, the maximum amount available under our securitization program increased from $1.3 billion at December 31, 2021 to $2.3 billion at December 31, 2022.
The following table provides further details on our securitized receivables programs during 2022 and 2021.

FOR THE YEAR ENDED DECEMBER 31	2022	2021
Average interest rate throughout the year	3.15%	1.07%
Securitized receivables	3,353	1,701

Similar to the previous program, the securitization program is recorded as a floating rate revolving loan secured by certain receivables. We continue to service trade receivables and wireless device financing plan receivables under the securitization program, which matures in July 2025 unless previously terminated. The lenders' interest in the collection of these receivables ranks ahead of our interests, which means that we are exposed to certain risks of default on the amounts securitized.

We have provided various credit enhancements in the form of overcollateralization and subordination of our retained interests.

The lenders have no further claim on our other assets if customers do not pay the amounts owed.

In 2021, we terminated our other securitized trade receivables program and repaid the $150 million balance outstanding under the program.

Credit facilities
Bell Canada may issue notes under its Canadian and U.S. commercial paper programs up to the maximum aggregate principal amount of $3 billion in either Canadian or U.S. currency provided that at no time shall such maximum amount of notes exceed $3.5 billion in Canadian currency, which equals the aggregate amount available under Bell Canada’s committed supporting revolving and expansion credit facilities as at December 31, 2022. The total amount of the net available committed revolving and expansion credit facilities may be drawn at any time.
The table below is a summary of our total bank credit facilities at December 31, 2022.

	TOTAL AVAILABLE	DRAWN	LETTERS OF CREDIT	COMMERCIAL PAPER OUTSTANDING	NET AVAILABLE
Committed credit facilities
Unsecured revolving and expansion credit facilities (1)(2)	3,500	—	—	849	2,651
Unsecured non-revolving credit facilities(3)	647	—	—	—	647
Other	106	—	96	—	10
Total committed credit facilities	4,253	—	96	849	3,308
Total non-committed credit facilities	1,939	—	808	—	1,131
Total committed and non-committed credit facilities	6,192	—	904	849	4,439
(1)Bell Canada’s $2.5 billion committed revolving credit facility expires in August 2027 and its $1 billion committed expansion credit facility expires in August 2025. In 2022, Bell Canada converted its committed credit facilities into a sustainability-linked loan. The amendment introduces a borrowing cost that varies based on Bell's performance of certain sustainability performance targets.
(2)As of December 31, 2022, Bell Canada’s outstanding commercial paper included $627 million in U.S. dollars ($849 million in Canadian dollars). All of Bell Canada’s commercial paper outstanding is included in Debt due within one year.
(3)In 2022, Bell Canada entered into two 30-year senior unsecured non-revolving credit facilities in the aggregate principal amount of up to $647 million to partly fund the expansion of its broadband networks as part of government subsidy programs.

Restrictions
Some of our credit agreements:
•require us to meet specific financial ratios
•require us to offer to repay and cancel the credit agreement upon a change of control of BCE or Bell Canada
We are in compliance with all conditions and restrictions under such credit agreements.

Note 25	Long-term debt

FOR THE YEAR ENDED DECEMBER 31	NOTE	WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2022	MATURITY	2022	2021
Debt securities
1997 trust indenture (1)		3.82%	2023-2051	16,747	16,750
1976 trust indenture		9.38%	2027-2054	975	975
2011 trust indenture		4.00%	2024	225	225
2016 U.S. trust indenture (2)		3.32%	2024-2052	6,525	5,188
1996 trust indenture (subordinated)		8.21%	2026-2031	275	275
Lease liabilities		4.53%	2023-2068	4,402	4,309
Other				449	438
Total debt				29,598	28,160
Net unamortized discount				(34)	(26)
Unamortized debt issuance costs				(101)	(96)
Less:
Amount due within one year	24			(1,680)	(990)
Total long-term debt				27,783	27,048
(1)At December 31, 2022, $500 million has been swapped from fixed to floating using interest rate swaps. See Note 29, Financial and capital management for additional details.
(2)At December 31, 2022 and 2021, notes issued under the 2016 U.S. trust indenture totaled $4,850 million and $4,100 million in U.S. dollars, respectively, and have been hedged for foreign currency fluctuations through cross currency interest rate swaps, including $600 million in U.S. dollars, which has been swapped from fixed to floating. See Note 29, Financial and capital management, for additional details.

Bell Canada's debt securities have been issued in Canadian dollars with the exception of debt securities issued under the 2016 U.S. trust indenture, which have been issued in U.S. dollars. All debt securities were issued at a fixed interest rate. We have entered into interest rate swaps and cross currency interest rate swaps as disclosed above.

Restrictions
Some of our debt agreements:
•impose covenants and new issue tests
•require us to make an offer to repurchase certain series of debt securities upon the occurrence of a change of control event as defined in the relevant debt agreements
We are in compliance with all conditions and restrictions under such debt agreements.
In Q4 2021, Bell Canada successfully completed a proxy solicitation and obtained the necessary approval from debenture holders to make certain amendments under its1976 trust indenture, including the deletion of covenants that required Bell Canada to meet certain financial ratio tests when issuing long-term debt.

All outstanding debt securities have been issued under trust indentures, are unsecured and have been guaranteed by BCE. All debt securities have been issued in series and certain series are redeemable at Bell Canada’s option prior to maturity at the prices, times and conditions specified for each series.
2022

On November 10, 2022, Bell Canada issued, under its 1997 trust indenture, 5.85% Series M-57 medium-term note (MTN) Debentures, with a principal amount of $1 billion, which mature on November 10, 2032.
On March 16, 2022, Bell Canada redeemed, prior to maturity, its 3.35% Series M-26 MTN debentures, having an outstanding principal amount of $1 billion, which were due on March 22, 2023. As a result, for the year ended December 31, 2022, we recognized early debt redemption charges of $18 million, which were recorded in Other (expense) income in the income statement.

On February 11, 2022, Bell Canada issued, under its 2016 trust indenture, 3.65% Series US-7 Notes, with a principal amount of $750 million in U.S. dollars ($954 million in Canadian dollars), which mature on August 15, 2052. The Series US-7 Notes have been hedged for foreign currency fluctuations through cross currency interest rate swaps. See Note 29, Financial and capital management, for additional details.

Subsequent to year end, on February 9, 2023, Bell Canada issued, under its 1997 trust indenture, 4.55% Series M-58 MTN debentures, with a principal amount of $1,050 million, which mature on February 9, 2030. Additionally, on the same date, Bell Canada issued, under its 1997 trust indenture, 5.15% Series M-59 MTN Debentures, with a principal amount of $450 million, which mature on February 9, 2053.

2021
On August 12, 2021, Bell Canada issued, under its 2016 trust indenture, 2.15% Series US-5 Notes, with a principal amount of $600 million in U.S. dollars ($755 million in Canadian dollars), which mature on February 15, 2032, and 3.20% Series US-6 Notes, with a principal amount of $650 million in U.S. dollars ($818 million in Canadian dollars), which mature on February 15, 2052.

On May 28, 2021, Bell Canada issued, under its 1997 trust indenture, 2.20% Series M-56 MTN debentures, with a principal amount of $500 million, which mature on May 29, 2028. This issue constitutes Bell Canada's first sustainability bond offering.

On April 19, 2021, Bell Canada redeemed, prior to maturity, its 3.00% Series M-40 MTN debentures, having an outstanding principal amount of $1.7 billion, which were due on October 3, 2022.

On March 17, 2021, Bell Canada issued, under its 1997 trust indenture, 3.00% Series M-54 MTN debentures, with a principal amount of $1 billion, which mature on March 17, 2031, and 4.05% Series M-55 MTN debentures, with a principal amount of $550 million, which mature on March 17, 2051.

Additionally, on March 17, 2021, Bell Canada issued, under its 2016 trust indenture, 0.75% Series US-3 Notes, with a principal amount of $600 million in U.S. dollars ($747 million in Canadian dollars), which mature on March 17, 2024, and 3.65% Series US-4 Notes, with a principal amount of $500 million in U.S. dollars ($623 million in Canadian dollars), which mature on March 17, 2051.

The Series US-3, Series US-4, Series US-5 and Series US-6 Notes (collectively, the Notes) have been hedged for foreign currency fluctuations through cross currency interest rate swaps. See Note 29, Financial and capital management, for additional details.

For the year ended December 31, 2021, we recognized early debt redemption costs of $53 million, which were recorded in Other (expense) income in the income statement.